Leases (Details) - Schedule of components of lease cost - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Components Of Lease Cost Abstract
Operating lease cost	$ 927,802	$ 636,369
Short-term lease cost	467,726	673,119
Total lease cost	$ 1,395,528	$ 1,309,488